Leases - Schedule of supplemental balance sheet information (Detail) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating right-of-use assets	$ 623,122	$ 704,854	$ 648,136
Current portion of operating lease liabilities	177,601	164,940	160,016
Operating lease liabilities, net of current portion	477,716	569,881	516,838
Total operating lease liabilities	$ 655,317	$ 734,821	$ 676,854